Goodwill and Intangible Assets, Net - Summary of Goodwill Balances Allocated by Operating Segment (Detail) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		$ 7,441	$ 7,674	$ 7,538
Mexico [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		359	441
United States [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		6,176	6,176
United Kingdom [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		259	264
France [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		194	207
Spain [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		55	59
Philippines [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	[1]		82
Rest of EMEA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	[2]	50	50
Colombia [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		220	254
Caribbean TCL [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		83	83
Rest of South, Central America and the Caribbean [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	[3]	$ 45	$ 58

[1]	In December 2024, Cemex sold its operations and assets in the Philippines (note 4.2).
[2]	This caption refers to the operating segments in Israel, the Czech Republic, Egypt and Germany.
[3]	This caption refers to the operating segments in the Caribbean and Panama. In 2024, goodwill associated with the Company’s operations in the Dominican Republic of $13 was reclassified to “Assets held for sale” (note 4.2).